Stockholders’ Equity (Deficit) (Details Textual) (USD $)	6 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Series A Warrants [Member]	Oct. 31, 2012 Series B Warrants [Member]	Sep. 30, 2012 Series B Warrants [Member]	Dec. 31, 2012 Series B Warrants [Member]	Mar. 15, 2011 Deerfield Warrant [Member]	Mar. 31, 2013 Deerfield Warrant [Member]	Apr. 30, 2012 Deerfield Warrant [Member]	Apr. 30, 2012 Series A And Series B Warrants [Member]	Apr. 30, 2013 Oxford [Member]	Nov. 30, 2013 Stock Purchase And Option Agreement With Affiliate [Member]	Sep. 30, 2012 Stock Purchase And Option Agreement With Affiliate [Member]	Dec. 31, 2012 Stock Purchase And Option Agreement With Affiliate [Member] License Revenue [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Apr. 30, 2012 Institutional Investor [Member]	Apr. 09, 2012 Institutional Investor [Member] Series A Warrants [Member]	Apr. 09, 2012 Institutional Investor [Member] Series B Warrants [Member]	Apr. 09, 2012 Institutional Investor [Member] Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues															6,250,000	3,400,000		6,250,000	9,917,000
Proceeds from Issuance of Common Stock	$ (37,000)	$ 0													$ 5,000,000	$ 4,250,000
Stock Purchase Price Per Share															$ 0.80	$ 1.25
Conversion of Stock, Shares Issued														144,499
Class of Warrant or Right Exercised During Period						1,109,010	4,627,941	1,133,824	5,761,765		6,000,000			287,356
Proceeds from Warrant Exercises	0	1,275,000	1,275,000	4,897,000	0	1,275,000	3,934,000	964,000
Debt Instrument, Increase (Decrease), Net, Total											7,500,000
Premium Allocated to Fair Value Option Agreement																	1,700,000
Warrants To Purchase Common Stock Shares										6,000,000											6,517,648	6,517,648	6,517,648
Proceeds from Issuance of Private Placement			4,925,000	7,516,000	0															5,540,000
Payments of Stock Issuance Costs																				500,000
Warrants Not Settleable in Cash, Fair Value Disclosure													$ 2,900,000
Premium Per Share under Option Agreement																	$ 0.50
Sale of Stock, Price Per Share															$ 0.80
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.85	$ 1.57		$ 1.25									$ 1.15	$ 0.85